Investment Strategy	Nov. 09, 2026
Leverage Shares Samsung Group ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) and financial instruments (such as swap agreements, options contracts, or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) with economic characteristics that provide investment exposure to exchange-listed companies that are members of the Samsung business group (“Samsung Group Companies”). For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. A company is considered to be a member of the Samsung Group if it (i) is designated by the Korea Fair Trade Commission (the “KFTC”) as a member company of the Samsung business group under South Korea’s Monopoly Regulation and Fair Trade Act (or any successor statute or regulation) based on de facto control exercised by the controlling family through direct and indirect shareholdings, cross-shareholdings among affiliates, and managerial influence; or (ii) is otherwise identified as a member or affiliate of the Samsung business group based on publicly available information, including regulatory filings, regulatory designations, and company disclosures. Affiliates are interconnected through cross-shareholdings, a common brand identity, intercompany supply, commercial, and financing relationships, and, in certain cases, common or affiliated controlling shareholders. Samsung Group Companies operate across a range of sectors while sharing common affiliation with the Samsung Group, which may include, but is not limited to, the following categories of business activities:

●	semiconductors, consumer electronics, smartphones, displays, electronic and mechanical components manufacturing, batteries, and energy storage;

●	biologic drug manufacturing, biotechnology, and other life sciences activities;

●	engineering, construction, shipbuilding, plant engineering, and other heavy industries;

●	financial services, including life insurance, property and casualty insurance, securities brokerage, wealth management, investments, investment banking, and credit card and consumer finance; and

●	information technology services, trading, fashion, advertising and marketing, hospitality and leisure, duty free and other retail, physical security, food services and distribution, and other services businesses.

The Fund will generally seek to invest primarily in the equity securities (or corresponding ADRs or GDRs) of Samsung Group Companies, but may also seek exposure through swap agreements and options contracts. ADRs are receipts issued by a depositary, usually a U.S. bank, and represent an ownership interest in an underlying security held by the depositary. GDRs are similar to ADRs in that they evidence ownership of underlying securities of a non-U.S. issuer but are generally issued for use in markets outside the United States and may be denominated in currencies other than U.S. dollars.

In seeking to achieve the Fund’s investment objective, the Fund’s investment adviser, Themes Management Company, LLC (the “Adviser”) constructs the portfolio in accordance with its proprietary security selection. The Adviser identifies all public Samsung Group Companies and seeks to invest in those companies with a minimum market capitalization of $100 million and an average daily trading volume of at least $1 million. As of the date of this Prospectus, there are sixteen companies that meet the requisite minimum market capitalization and trading volume thresholds and such companies have market capitalizations ranging from $1.1 billion to $1.2 trillion. Position size limits are generally capped at 20% of the Fund’s portfolio and are managed strategically with consideration given to the diversification requirements applicable to qualifying for the special tax treatment accorded a regulated investment company (“RIC”). The Samsung Group Companies in the portfolio are weighted based on market capitalization, with larger allocations assigned to the largest incumbents in the Samsung Group. The Adviser rebalances and reconstitutes the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis.

The Fund may achieve its exposure to Samsung Group Companies through the use of swap agreements. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of one or more of the Samsung Group Companies for payments based on the Fund’s net assets.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain exposure to Samsung Group Companies by purchasing call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on a Samsung Group Company with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on a Samsung Group Company. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a long position in a Samsung Group Company, with gains or losses determined primarily by changes in the price of such company relative to the strike price of the options.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts based on the value of the Samsung Group Companies. The Fund will only buy and sell option contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options that permit customization of contract terms including strike price, expiration date and exercise style and are also guaranteed for settlement by the OCC. The Fund may utilize either European style options, which may be exercised only at expiration, or American style options, which may be exercised at any time prior to expiration.

The Fund may also invest in U.S. or foreign ETFs and other ETPs that provide exposure to Samsung Group Companies, including to obtain such exposure pending direct investment in Korean markets, for transition or cash management purposes, or where the Adviser determines such investments are an efficient means of pursuing the Fund’s investment objective. The Fund’s investments in other investment companies, including foreign investment companies, are subject to the limits of Section 12(d)(1) of the Investment Company Act of 1940, as described in the Fund’s Statement of Additional Information.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. Such investments are designed to provide liquidity or satisfy collateral requirements associated with swap agreements.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or the group of industries to which the Samsung Group Companies are assigned. As of the date of this prospectus, the Samsung Group Companies are assigned to the technology and hardware equipment industry group.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) and financial instruments (such as swap agreements, options contracts, or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) with economic characteristics that provide investment exposure to exchange-listed companies that are members of the Samsung business group (“Samsung Group Companies”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or the group of industries to which the Samsung Group Companies are assigned. As of the date of this prospectus, the Samsung Group Companies are assigned to the technology and hardware equipment industry group.
Leverage Shares Hyundai Group ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) and financial instruments (such as swap agreements, options contracts, or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) with economic characteristics that provide investment exposure to exchange-listed companies that are members of the Hyundai Motor Group or the HD Hyundai Group. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s portfolio is expected to be anchored by companies that are members of the Hyundai Motor Group, while also providing exposure to companies that are members of the HD Hyundai Group. The Hyundai Motor Group and the HD Hyundai Group trace their origins to the Hyundai business group, which subsequently separated into several independently controlled business groups, including the Hyundai Motor Group and HD Hyundai Group. Companies in the Hyundai Motor Group and the HD Hyundai Group (together, the “Hyundai Group Companies”) operate across a broad industrial ecosystem spanning automobiles and mobility, robotics and automation, shipbuilding, power and energy infrastructure, construction, and heavy industries. The principal businesses associated with each group may be summarized as follows:

Hyundai Motor Group: automobile manufacturing (including electric, hybrid, software-defined, and purpose-built vehicles); robotics, automation, artificial intelligence, and advanced mobility technologies; automotive components, modules, and systems (including electric-vehicle systems, advanced driver-assistance systems, powertrain parts, automotive software, and connected-car platforms); vehicle logistics, shipping, distribution, and supply-chain services; steel and specialty steel products; engineering, construction, plants, infrastructure, and energy projects; rail systems and defense products and vehicles; financial services; and advertising and marketing services.

HD Hyundai Group: shipbuilding (including commercial and naval vessels, offshore platforms, and marine engines and vessel services); power equipment, including transformers, switchgear, and related electrical equipment; construction, industrial, and agricultural machinery and equipment; solar and renewable-energy systems; robotics, automation, and autonomous industrial technologies; holding-company and investment activities; and other heavy industries and industrial machinery and services.

The Fund will generally seek to invest primarily in the equity securities (or corresponding ADRs or GDRs) of Hyundai Group Companies, but may also seek exposure through swap agreements and options contracts. ADRs are receipts issued by a depositary, usually a U.S. bank, and represent an ownership interest in an underlying security held by the depositary. GDRs are similar to ADRs in that they evidence ownership of underlying securities of a non-U.S. issuer but are generally issued for use in markets outside the United States and may be denominated in currencies other than U.S. dollars.

In seeking to achieve the Fund’s investment objective, the Fund’s investment adviser, Themes Management Company, LLC (the “Adviser”) constructs the portfolio in accordance with its proprietary security selection. The Adviser identifies all public Hyundai Group Companies and seeks to invest in those companies with a minimum market capitalization of $100 million and an average daily trading volume of at least $1 million. As of the date of this Prospectus, there are seventeen companies that meet the requisite minimum market capitalization and trading volume thresholds and such companies have market capitalizations ranging from $1 billion to $51.7 billion. Position size limits are generally capped at 20% of the Fund’s portfolio and are managed strategically with consideration given to the diversification requirements applicable to qualifying for the special tax treatment accorded a regulated investment company (“RIC”). The Hyundai Group Companies in the portfolio are weighted based on market capitalization, with larger allocations assigned to the largest incumbents in the Hyundai Group. The Adviser rebalances and reconstitutes the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis.

The Fund may achieve its exposure to Hyundai Group Companies through the use of swap agreements. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of one or more of the Hyundai Group Companies for payments based on the Fund’s net assets.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain exposure to Hyundai Group Companies by purchasing call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on a Hyundai Group Company with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on a Hyundai Group Company. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a long position in a Hyundai Group Company, with gains or losses determined primarily by changes in the price of such company relative to the strike price of the options.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts based on the value of the Hyundai Group Companies. The Fund will only buy and sell option contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options that permit customization of contract terms including strike price, expiration date and exercise style and are also guaranteed for settlement by the OCC. The Fund may utilize either European style options, which may be exercised only at expiration, or American style options, which may be exercised at any time prior to expiration.

The Fund may also invest in U.S. or foreign ETFs and other ETPs that provide exposure to Hyundai Group Companies, including to obtain such exposure pending direct investment in Korean markets, for transition or cash management purposes, or where the Adviser determines such investments are an efficient means of pursuing the Fund’s investment objective. The Fund’s investments in other investment companies, including foreign investment companies, are subject to the limits of Section 12(d)(1) of the Investment Company Act of 1940, as described in the Fund’s Statement of Additional Information.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. Such investments are designed to provide liquidity or satisfy collateral requirements associated with swap agreements.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or the group of industries to which the Hyundai Group Companies are assigned. As of the date of this prospectus, the Hyundai Group Companies are assigned to the automobiles and components and capital goods industry groups.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) and financial instruments (such as swap agreements, options contracts, or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) with economic characteristics that provide investment exposure to exchange-listed companies that are members of the Hyundai Motor Group or the HD Hyundai Group.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or the group of industries to which the Hyundai Group Companies are assigned. As of the date of this prospectus, the Hyundai Group Companies are assigned to the automobiles and components and capital goods industry groups.
Leverage Shares SK Group ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) and financial instruments (such as swap agreements, options contracts, or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) with economic characteristics that provide investment exposure to exchange-listed companies that are members of the SK business group (“SK Group Companies”). For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. SK Group is a South Korean multinational conglomerate headquartered in Seoul, controlled by the estate of Chey Tae-won through its holding company SK Inc. A company is considered to be a member of the SK Group if it is a subsidiary or affiliate of SK Inc., it operates under the SK brand and it follows the SK Management System (SKMS) that governs governance, reporting, and operational standards across the group. Affiliates are interconnected through cross-shareholdings, a common brand identity, intercompany supply, commercial, and financing relationships, and, in certain cases, common or affiliated controlling shareholders. SK Group Companies operate across a range of sectors while sharing common affiliation with the SK Group, which may include, but is not limited to, the following categories of business activities:

Energy & Chemicals: SK Innovation manages petroleum, green energy, and electric vehicle battery development via its subsidiary, SK On.

Semiconductors: SK Hynix is a primary supplier of High Bandwidth Memory (HBM) for artificial intelligence processors and is engaged in the manufacture and sale of memory semiconductor products.

Telecommunications: SK Telecom is South Korea’s largest wireless carrier, expanding heavily into AI infrastructure and data centers.

The Fund will generally seek to invest primarily in the equity securities (or corresponding ADRs or GDRs) of SK Group Companies, but may also seek exposure through swap agreements and options contracts. ADRs are receipts issued by a depositary, usually a U.S. bank, and represent an ownership interest in an underlying security held by the depositary. GDRs are similar to ADRs in that they evidence ownership of underlying securities of a non-U.S. issuer but are generally issued for use in markets outside the United States and may be denominated in currencies other than U.S. dollars.

In seeking to achieve the Fund’s investment objective, the Fund’s investment adviser, Themes Management Company, LLC (the “Adviser”) constructs the portfolio in accordance with its proprietary security selection. The Adviser identifies all public SK Group Companies and seeks to invest in those companies with a minimum market capitalization of $100 million and an average daily trading volume of at least $1 million. As of the date of this Prospectus, there are sixteen companies that meet the requisite minimum market capitalization and trading volume thresholds and such companies have market capitalizations ranging from $538 million to $956 billion. Position size limits are generally capped at 20% of the Fund’s portfolio and are managed strategically with consideration given to the diversification requirements applicable to qualifying for the special tax treatment accorded a regulated investment company (“RIC”). The SK Group Companies in the portfolio are weighted based on market capitalization, with larger allocations assigned to the largest incumbents in the SK Group. The Adviser rebalances and reconstitutes the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis.

The Fund may achieve its exposure to SK Group Companies through the use of swap agreements. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of one or more of the SK Group Companies for payments based on the Fund’s net assets.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain exposure to SK Group Companies by purchasing call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on a SK Group Company with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on a SK Group Company. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a long position in a SK Group Company, with gains or losses determined primarily by changes in the price of such company relative to the strike price of the options.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts based on the value of the SK Group Companies. The Fund will only buy and sell option contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options that permit customization of contract terms including strike price, expiration date and exercise style and are also guaranteed for settlement by the OCC. The Fund may utilize either European style options, which may be exercised only at expiration, or American style options, which may be exercised at any time prior to expiration.

The Fund may also invest in U.S. or foreign ETFs and other ETPs that provide exposure to SK Group Companies, including to obtain such exposure pending direct investment in Korean markets, for transition or cash management purposes, or where the Adviser determines such investments are an efficient means of pursuing the Fund’s investment objective. The Fund’s investments in other investment companies, including foreign investment companies, are subject to the limits of Section 12(d)(1) of the Investment Company Act of 1940, as described in the Fund’s Statement of Additional Information.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. Such investments are designed to provide liquidity or satisfy collateral requirements associated with swap agreements.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or the group of industries to which the SK Group Companies are assigned. As of the date of this prospectus, the SK Group Companies are assigned to the capital goods industry group.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Risks of Investing in the Fund

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in publicly listed equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) and financial instruments (such as swap agreements, options contracts, or U.S. or foreign ETFs or other exchange-traded products (“ETPs”)) with economic characteristics that provide investment exposure to exchange-listed companies that are members of the SK business group (“SK Group Companies”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or the group of industries to which the SK Group Companies are assigned. As of the date of this prospectus, the SK Group Companies are assigned to the capital goods industry group.